UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                            Place, and Date of Signing:

/s/ Lucia LoScalzo                    366 Madison Avenue, NYC 10017 / 07-11-008
------------------------------        ------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:   $159,128

List of Other Included Managers:

FORM 13F INFORMATION TABLE


      I                             II             III            IV           V           VI          VII            VIII
Name of Issuer                 Title of Class     CUSIP       valuex$1000    Shares    Discretion  Other Manag.  Voting Authority.
--------------                 --------------   -----------   -----------    ------    ----------  ------------  -----------------

American Express               COM              025816 10 9      9,765        259,222    Sole         None              None
Berkshire Hathaway             CL B             084670 20 7     17,444         4,348     Sole         None              None
Boeing Company                 COM              097023 10 5      8,992        136,820    Sole         None              None
Burlington Northern Santa Fe   COM              12189T 10 4     10,743        107,549    Sole         None              None
Cameco, Inc.                   COM              13321L 10 8      9,406        219,406    Sole         None              None
Caterpillar Inc.               COM              149123 10 1     11,735        158,965    Sole         None              None
Cognizant Technologies Solu.   CL A             192446 10 2      8,137        250,303    Sole         None              None
Deere & Co.                    COM              244199 10 5      6,216         86,180    Sole         None              None
Echostar Comm.                 CL A             278762 10 9      1,065         34,112    Sole         None              None
Enerplus Resources Fund        Unit TR G New    29274D 60 4      5,545        119,915    Sole         None              None
Gaiam Inc.                     CL A             36268Q 10 3      3,741        276,896    Sole         None              None
Icici Bank Ltd.                Sponsored ADR    45104G 10 4      5,066        176,160    Sole         None              None
JP Morgan Chase & Co.          COM              46625H 10 0      4,772        139,080    Sole         None              None
Metropolitan Health Networks   COM              592142 10 3      1,822       1,006,900   Sole         None              None
McDonald's Corp                COM              580135 10 1      8,738        155,435    Sole         None              None
Nike Inc.                      CL B             654106 10 3     10,667        178,955    Sole         None              None
Orbcomm, Inc.                  COM              68555p 10 0      7,797       1,367,835   Sole         None              None
Qualcomm Inc.                  COM              747525 10 3     11,001        247,940    Sole         None              None
Tupperware Brands Corp.        COM              899896 10 4      7,268        212,395    Sole         None              None
Worldpoint Terminals           COM              981912 20 7      9,208        722,100    Sole         None              None